Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2021
Subsequent Event [Line Items]
Participation interests				$ 285,000,000
Percentage of raffle revenue net				7.00%
Obligation to pay digital securities amount					$ 5,632
Rent expense		$ 61,960	$ 2,434
Subsequent Event [Member]
Subsequent Event [Line Items]
Rent expense	$ 1,669